(Loss)/Earnings Per Share - Schedule of Computation of (Loss)/Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share, Basic and Diluted [Abstract]
Net (loss)/income	$ 109,143	$ (20,519)
Less preferred dividend	8,318	8,622
Less/(plus) mezzanine equity measurement	(271)	495
Net (loss)/income available to common shareholders, basic	101,096	(29,636)
Net (loss)/income available to common shareholders, diluted	$ 101,096	$ (29,636)
Weighted average number of shares, basic (in shares)	111,044,439	102,762,932
Weighted average number of shares, diluted (in shares)	111,044,439	102,762,932
(Loss)/earnings per share in U.S. Dollars, basic (in USD per share)	$ 0.91	$ (0.29)
(Loss)/earnings per share in U.S. Dollars, diluted (in USD per share)	$ 0.91	$ (0.29)